Document and Entity Information	Aug. 04, 2020
Prospectus [Line Items]
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	Aug. 04, 2020
Document Effective Date	Aug. 04, 2020
Prospectus Date	Jun. 23, 2020
Entity Inv Company Type	N-1A
CALAMOS GLOBAL EQUITY FUND | Class R6
Prospectus [Line Items]
Trading Symbol	CGEOX